Supplemental cashflow information (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 02, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 05, 2021
Disclosure Of Supplementary Cash Flow Information [Line Items]
Issuance of member units for exploration and evaluation assets			3,499,995
Acquisition for members units			$ 3,499,995	$ 0
Issuance of member units exchanged for promissory notes			3,475,000
Redemption of member units (shares)			8,680,786
settlement of affiliate loans				4,629,324
Interest payable				730,500
Decommissioning liabilities			$ 0	74,000
Account payable			500,000	500,000
Carrying value of property plant and equipment				1,340,264
Issuance of member units exchanged for promissory notes			$ 2,300,000
Issuance of member units exchanged for promissory notes (shares)			2,300,000
Property Plant And Equipment Used To Settle Loans				$ 1,360,264
Origination Member Units [Member]
Disclosure Of Supplementary Cash Flow Information [Line Items]
Issuance of member units for exploration and evaluation assets			356,415
Acquisition for members units			$ 3,499,995
Per unit price	$ 9.82	$ 9.82	$ 9.82
Issuance of member units exchanged for promissory notes			353,870
Redemption of member units (shares)			3,992,629
Conversion of promissory note in exchange for asset backed preferred instruments			$ 1,000,000
Fair value of asset backed preferred instrument			$ 21,565,700		$ 21,565,700
Issuance of member units exchanged for promissory notes	$ 2,300,000
Issuance of member units exchanged for promissory notes (shares)	234,216		234,216
Stock Issued During Period, Share, Issued For Services		923,954